Shareholder Report	12 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Fixed Income Securities Funds
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000007089
Shareholder Report [Line Items]
Fund Name	Short-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VFISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was aided by its duration positioning throughout the 12-month period. Out-of-benchmark holdings in agency mortgage-backed securities, commercial mortgage-backed securities, and Treasury Inflation-Protected Securities also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. 1-5 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,996	$9,993	$9,916
2015	$10,014	$10,011	$9,853
2015	$10,032	$10,039	$9,907
2016	$10,066	$10,104	$9,984
2016	$10,104	$10,151	$10,186
2016	$10,160	$10,232	$10,437
2016	$10,142	$10,195	$10,340
2017	$10,109	$10,115	$10,129
2017	$10,138	$10,169	$10,270
2017	$10,165	$10,205	$10,384
2017	$10,156	$10,196	$10,433
2018	$10,077	$10,105	$10,347
2018	$10,067	$10,088	$10,238
2018	$10,104	$10,126	$10,300
2018	$10,130	$10,154	$10,219
2019	$10,289	$10,352	$10,580
2019	$10,384	$10,462	$10,779
2019	$10,516	$10,620	$11,133
2019	$10,617	$10,755	$11,395
2020	$10,691	$10,854	$11,600
2020	$10,935	$11,187	$11,948
2020	$11,007	$11,230	$12,260
2020	$11,027	$11,212	$12,100
2021	$11,050	$11,224	$12,148
2021	$11,046	$11,181	$11,916
2021	$11,036	$11,217	$12,174
2021	$10,976	$11,119	$12,042
2022	$10,873	$10,988	$11,787
2022	$10,601	$10,628	$10,902
2022	$10,663	$10,712	$11,064
2022	$10,364	$10,367	$10,153
2023	$10,538	$10,602	$10,802
2023	$10,608	$10,727	$10,855
2023	$10,517	$10,616	$10,691
2023	$10,521	$10,613	$10,190
2024	$10,840	$10,977	$11,028
2024	$10,765	$10,845	$10,696
2024	$11,060	$11,188	$11,237
2024	$11,164	$11,274	$11,264
2025	$11,256	$11,361	$11,256

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	3.83%	1.04%	1.19%
Bloomberg U.S. 1-5 Year Treasury Bond Index	3.50%	0.92%	1.28%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,835,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 699,000
InvestmentCompanyPortfolioTurnover	348.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$5,835
Number of Portfolio Holdings	206
Portfolio Turnover Rate	348%
Total Investment Advisory Fees (in thousands)	$699

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	0.7%
Asset-Backed/Commercial Mortgage-Backed Securities	3.6%
Conventional Mortgage-Backed Securities	13.2%
U.S. Government Securities	80.9%
Other Assets and Liabilities—NetFootnote Reference	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007090
Shareholder Report [Line Items]
Fund Name	Short-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was aided by its duration positioning throughout the 12-month period. Out-of-benchmark holdings in agency mortgage-backed securities, commercial mortgage-backed securities, and Treasury Inflation-Protected Securities also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. 1-5 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$49,991	$49,967	$49,581
2015	$50,092	$50,053	$49,263
2015	$50,196	$50,197	$49,533
2016	$50,379	$50,520	$49,920
2016	$50,584	$50,757	$50,930
2016	$50,875	$51,158	$52,186
2016	$50,798	$50,973	$51,698
2017	$50,645	$50,574	$50,645
2017	$50,802	$50,845	$51,352
2017	$50,954	$51,027	$51,918
2017	$50,919	$50,980	$52,164
2018	$50,536	$50,525	$51,734
2018	$50,500	$50,438	$51,188
2018	$50,696	$50,632	$51,502
2018	$50,842	$50,769	$51,093
2019	$51,652	$51,761	$52,898
2019	$52,142	$52,308	$53,896
2019	$52,815	$53,102	$55,664
2019	$53,337	$53,775	$56,974
2020	$53,723	$54,271	$58,000
2020	$54,964	$55,934	$59,740
2020	$55,339	$56,152	$61,298
2020	$55,452	$56,058	$60,499
2021	$55,580	$56,121	$60,738
2021	$55,574	$55,904	$59,580
2021	$55,537	$56,087	$60,868
2021	$55,253	$55,595	$60,209
2022	$54,748	$54,941	$58,935
2022	$53,391	$53,141	$54,509
2022	$53,716	$53,562	$55,319
2022	$52,220	$51,837	$50,767
2023	$53,113	$53,010	$54,009
2023	$53,477	$53,637	$54,276
2023	$53,035	$53,081	$53,456
2023	$53,065	$53,065	$50,948
2024	$54,691	$54,887	$55,142
2024	$54,326	$54,226	$53,479
2024	$55,825	$55,941	$56,183
2024	$56,364	$56,368	$56,321
2025	$56,845	$56,807	$56,282

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.94%	1.14%	1.29%
Bloomberg U.S. 1-5 Year Treasury Bond Index	3.50%	0.92%	1.28%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,835,000,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 699,000
InvestmentCompanyPortfolioTurnover	348.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$5,835
Number of Portfolio Holdings	206
Portfolio Turnover Rate	348%
Total Investment Advisory Fees (in thousands)	$699

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	0.7%
Asset-Backed/Commercial Mortgage-Backed Securities	3.6%
Conventional Mortgage-Backed Securities	13.2%
U.S. Government Securities	80.9%
Other Assets and Liabilities—NetFootnote Reference	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007092
Shareholder Report [Line Items]
Fund Name	High-Yield Corporate Fund
Class Name	Investor Shares
Trading Symbol	VWEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund performed roughly in line with its benchmark, the High-Yield Corporate Composite Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher on expectations for inflation down the road.

  The Fund benefited from positive security selection within technology, cable and satellite, wireless, and media and entertainment. The Fund’s underweight to overall credit risk, however, held back relative performance as credit spreads compressed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	High-Yield Corporate Composite Index	Bloomberg U.S. Corporate High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2015	$10,233	$10,273	$10,308	$9,916
2015	$10,150	$10,137	$10,126	$9,853
2015	$10,120	$10,036	$9,957	$9,907
2016	$9,701	$9,555	$9,338	$9,984
2016	$10,284	$10,257	$10,193	$10,186
2016	$10,572	$10,618	$10,630	$10,437
2016	$10,845	$10,867	$10,967	$10,340
2017	$11,004	$11,084	$11,278	$10,129
2017	$11,281	$11,327	$11,548	$10,270
2017	$11,549	$11,543	$11,793	$10,384
2017	$11,661	$11,685	$11,945	$10,433
2018	$11,684	$11,715	$12,022	$10,347
2018	$11,541	$11,610	$11,925	$10,238
2018	$11,664	$11,738	$12,100	$10,300
2018	$11,646	$11,717	$12,061	$10,219
2019	$11,872	$11,956	$12,231	$10,580
2019	$12,353	$12,427	$12,729	$10,779
2019	$12,607	$12,692	$12,937	$11,133
2019	$12,859	$12,892	$13,072	$11,395
2020	$13,112	$13,172	$13,381	$11,600
2020	$12,164	$12,332	$12,207	$11,948
2020	$13,220	$13,478	$13,472	$12,260
2020	$13,236	$13,481	$13,529	$12,100
2021	$13,797	$14,160	$14,376	$12,148
2021	$13,942	$14,331	$14,608	$11,916
2021	$14,180	$14,605	$14,904	$12,174
2021	$14,182	$14,636	$14,953	$12,042
2022	$13,913	$14,359	$14,672	$11,787
2022	$13,238	$13,569	$13,845	$10,902
2022	$13,306	$13,519	$13,709	$11,064
2022	$12,736	$13,013	$13,195	$10,153
2023	$13,445	$13,689	$13,907	$10,802
2023	$13,506	$13,797	$14,014	$10,855
2023	$13,709	$14,021	$14,312	$10,691
2023	$13,445	$13,764	$14,017	$10,190
2024	$14,481	$14,858	$15,198	$11,028
2024	$14,481	$14,886	$15,278	$10,696
2024	$15,068	$15,447	$15,894	$11,237
2024	$15,357	$15,737	$16,326	$11,264
2025	$15,621	$16,030	$16,668	$11,256

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	7.87%	3.56%	4.56%
High-Yield Corporate Composite Index	7.89%	4.00%	4.83%
Bloomberg U.S. Corporate High Yield Bond Index	9.68%	4.49%	5.24%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	2.07%	-0.60%	1.19%
Footnote	Description
Footnote*	The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 24,892,000,000
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 5,991,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$24,892
Number of Portfolio Holdings	928
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$5,991

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	12.9%
Consumer Discretionary	15.3%
Consumer Staples	3.4%
Energy	10.5%
Financials	9.5%
Health Care	6.7%
Industrials	8.3%
Materials	9.5%
Real Estate	1.5%
Technology	6.6%
Utilities	1.9%
Other	8.6%
Other Assets and Liabilities—NetFootnote Reference	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007093
Shareholder Report [Line Items]
Fund Name	High-Yield Corporate Fund
Class Name	Admiral™ Shares
Trading Symbol	VWEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund performed roughly in line with its benchmark, the High-Yield Corporate Composite Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher on expectations for inflation down the road.

  The Fund benefited from positive security selection within technology, cable and satellite, wireless, and media and entertainment. The Fund’s underweight to overall credit risk, however, held back relative performance as credit spreads compressed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	High-Yield Corporate Composite Index	Bloomberg U.S. Corporate High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000	$50,000
2015	$51,175	$51,364	$51,539	$49,581
2015	$50,776	$50,687	$50,630	$49,263
2015	$50,636	$50,182	$49,785	$49,533
2016	$48,552	$47,773	$46,690	$49,920
2016	$51,484	$51,287	$50,964	$50,930
2016	$52,939	$53,089	$53,150	$52,186
2016	$54,317	$54,335	$54,834	$51,698
2017	$55,127	$55,421	$56,388	$50,645
2017	$56,532	$56,634	$57,740	$51,352
2017	$57,887	$57,717	$58,967	$51,918
2017	$58,462	$58,427	$59,725	$52,164
2018	$58,596	$58,577	$60,110	$51,734
2018	$57,892	$58,052	$59,625	$51,188
2018	$58,520	$58,689	$60,501	$51,502
2018	$58,445	$58,585	$60,307	$51,093
2019	$59,597	$59,779	$61,153	$52,898
2019	$62,024	$62,136	$63,646	$53,896
2019	$63,317	$63,458	$64,686	$55,664
2019	$64,601	$64,460	$65,361	$56,974
2020	$65,887	$65,862	$66,904	$58,000
2020	$61,139	$61,662	$61,033	$59,740
2020	$66,464	$67,392	$67,362	$61,298
2020	$66,557	$67,404	$67,644	$60,499
2021	$69,395	$70,800	$71,881	$60,738
2021	$70,142	$71,654	$73,038	$59,580
2021	$71,357	$73,024	$74,518	$60,868
2021	$71,386	$73,182	$74,764	$60,209
2022	$70,050	$71,796	$73,362	$58,935
2022	$66,667	$67,845	$69,224	$54,509
2022	$67,025	$67,595	$68,543	$55,319
2022	$64,170	$65,065	$65,974	$50,767
2023	$67,759	$68,443	$69,536	$54,009
2023	$68,087	$68,986	$70,069	$54,276
2023	$69,129	$70,103	$71,562	$53,456
2023	$67,812	$68,822	$70,086	$50,948
2024	$73,056	$74,288	$75,989	$55,142
2024	$73,075	$74,431	$76,388	$53,479
2024	$76,054	$77,234	$79,472	$56,183
2024	$77,532	$78,687	$81,631	$56,321
2025	$78,886	$80,150	$83,342	$56,282

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	7.98%	3.67%	4.67%
High-Yield Corporate Composite Index	7.89%	4.00%	4.83%
Bloomberg U.S. Corporate High Yield Bond Index	9.68%	4.49%	5.24%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	2.07%	-0.60%	1.19%
Footnote	Description
Footnote*	The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 24,892,000,000
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 5,991,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$24,892
Number of Portfolio Holdings	928
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$5,991

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	12.9%
Consumer Discretionary	15.3%
Consumer Staples	3.4%
Energy	10.5%
Financials	9.5%
Health Care	6.7%
Industrials	8.3%
Materials	9.5%
Real Estate	1.5%
Technology	6.6%
Utilities	1.9%
Other	8.6%
Other Assets and Liabilities—NetFootnote Reference	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007097
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 5-10 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by an overweight allocation to credit over the 12-month period as credit spreads narrowed. An allocation to commercial mortgage-backed securities and security selection within corporate bonds also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. 5-10 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,961	$9,964	$9,916
2015	$9,865	$9,809	$9,853
2015	$9,953	$9,885	$9,907
2016	$10,003	$9,861	$9,984
2016	$10,323	$10,297	$10,186
2016	$10,585	$10,630	$10,437
2016	$10,532	$10,576	$10,340
2017	$10,319	$10,335	$10,129
2017	$10,509	$10,574	$10,270
2017	$10,659	$10,771	$10,384
2017	$10,708	$10,854	$10,433
2018	$10,574	$10,735	$10,347
2018	$10,421	$10,521	$10,238
2018	$10,503	$10,621	$10,300
2018	$10,466	$10,551	$10,219
2019	$10,818	$10,966	$10,580
2019	$11,100	$11,331	$10,779
2019	$11,477	$11,803	$11,133
2019	$11,736	$12,137	$11,395
2020	$11,983	$12,452	$11,600
2020	$12,091	$12,287	$11,948
2020	$12,765	$13,106	$12,260
2020	$12,695	$13,029	$12,100
2021	$12,880	$13,248	$12,148
2021	$12,646	$12,960	$11,916
2021	$13,004	$13,350	$12,174
2021	$12,772	$13,109	$12,042
2022	$12,459	$12,789	$11,787
2022	$11,359	$11,664	$10,902
2022	$11,562	$11,865	$11,064
2022	$10,603	$10,868	$10,153
2023	$11,451	$11,750	$10,802
2023	$11,541	$11,844	$10,855
2023	$11,425	$11,725	$10,691
2023	$10,876	$11,167	$10,190
2024	$11,959	$12,279	$11,028
2024	$11,660	$11,968	$10,696
2024	$12,303	$12,620	$11,237
2024	$12,386	$12,707	$11,264
2025	$12,417	$12,741	$11,256

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	3.83%	0.72%	2.19%
Bloomberg U.S. 5-10 Year Credit Bond Index	3.76%	0.46%	2.45%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 34,962,000,000
Holdings Count | Holding	1,699
Advisory Fees Paid, Amount	$ 3,977,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$34,962
Number of Portfolio Holdings	1,699
Portfolio Turnover Rate	78%
Total Investment Advisory Fees (in thousands)	$3,977

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.2%
Consumer Discretionary	3.4%
Consumer Staples	4.4%
Energy	6.8%
Financials	32.0%
Health Care	8.2%
Industrials	4.6%
Materials	2.3%
Real Estate	4.3%
Technology	4.4%
Utilities	6.7%
Other	16.3%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007098
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 5-10 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by an overweight allocation to credit over the 12-month period as credit spreads narrowed. An allocation to commercial mortgage-backed securities and security selection within corporate bonds also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. 5-10 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$49,819	$49,820	$49,581
2015	$49,352	$49,046	$49,263
2015	$49,804	$49,424	$49,533
2016	$50,063	$49,307	$49,920
2016	$51,676	$51,483	$50,930
2016	$53,002	$53,150	$52,186
2016	$52,749	$52,882	$51,698
2017	$51,698	$51,676	$50,645
2017	$52,662	$52,871	$51,352
2017	$53,428	$53,853	$51,918
2017	$53,687	$54,269	$52,164
2018	$53,030	$53,676	$51,734
2018	$52,272	$52,606	$51,188
2018	$52,700	$53,107	$51,502
2018	$52,525	$52,755	$51,093
2019	$54,307	$54,829	$52,898
2019	$55,737	$56,654	$53,896
2019	$57,642	$59,015	$55,664
2019	$58,959	$60,685	$56,974
2020	$60,211	$62,261	$58,000
2020	$60,771	$61,433	$59,740
2020	$64,177	$65,530	$61,298
2020	$63,840	$65,143	$60,499
2021	$64,784	$66,242	$60,738
2021	$63,621	$64,799	$59,580
2021	$65,441	$66,751	$60,868
2021	$64,289	$65,547	$60,209
2022	$62,728	$63,946	$58,935
2022	$57,207	$58,318	$54,509
2022	$58,243	$59,325	$55,319
2022	$53,423	$54,342	$50,767
2023	$57,712	$58,752	$54,009
2023	$58,178	$59,218	$54,276
2023	$57,609	$58,626	$53,456
2023	$54,856	$55,835	$50,948
2024	$60,332	$61,395	$55,142
2024	$58,838	$59,842	$53,479
2024	$62,100	$63,098	$56,183
2024	$62,532	$63,535	$56,321
2025	$62,708	$63,703	$56,282

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.94%	0.82%	2.29%
Bloomberg U.S. 5-10 Year Credit Bond Index	3.76%	0.46%	2.45%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 34,962,000,000
Holdings Count | Holding	1,699
Advisory Fees Paid, Amount	$ 3,977,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$34,962
Number of Portfolio Holdings	1,699
Portfolio Turnover Rate	78%
Total Investment Advisory Fees (in thousands)	$3,977

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.2%
Consumer Discretionary	3.4%
Consumer Staples	4.4%
Energy	6.8%
Financials	32.0%
Health Care	8.2%
Industrials	4.6%
Materials	2.3%
Real Estate	4.3%
Technology	4.4%
Utilities	6.7%
Other	16.3%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007099
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 5–10 Year Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was driven largely by its duration positioning throughout the 12-month period. Allocations to Treasury Inflation-Protected Securities, mortgage-backed securities, agency debt, and commercial mortgage-backed securities also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. 5-10 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,895	$9,859	$9,916
2015	$9,893	$9,834	$9,853
2015	$9,960	$9,928	$9,907
2016	$10,117	$10,138	$9,984
2016	$10,209	$10,251	$10,186
2016	$10,401	$10,516	$10,437
2016	$10,279	$10,334	$10,340
2017	$10,032	$9,995	$10,129
2017	$10,156	$10,162	$10,270
2017	$10,210	$10,228	$10,384
2017	$10,191	$10,213	$10,433
2018	$10,000	$10,003	$10,347
2018	$9,934	$9,928	$10,238
2018	$9,985	$9,983	$10,300
2018	$9,973	$9,958	$10,219
2019	$10,320	$10,383	$10,580
2019	$10,471	$10,541	$10,779
2019	$10,777	$10,918	$11,133
2019	$10,985	$11,194	$11,395
2020	$11,144	$11,379	$11,600
2020	$11,693	$12,105	$11,948
2020	$11,835	$12,233	$12,260
2020	$11,757	$12,072	$12,100
2021	$11,756	$12,003	$12,148
2021	$11,571	$11,654	$11,916
2021	$11,752	$11,961	$12,174
2021	$11,521	$11,676	$12,042
2022	$11,346	$11,497	$11,787
2022	$10,699	$10,676	$10,902
2022	$10,895	$10,924	$11,064
2022	$10,149	$10,034	$10,153
2023	$10,580	$10,535	$10,802
2023	$10,693	$10,668	$10,855
2023	$10,434	$10,369	$10,691
2023	$10,125	$9,933	$10,190
2024	$10,770	$10,677	$11,028
2024	$10,448	$10,273	$10,696
2024	$10,974	$10,854	$11,237
2024	$10,958	$10,802	$11,264
2025	$10,955	$10,772	$11,256

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	1.71%	-0.34%	0.92%
Bloomberg U.S. 5-10 Year Treasury Bond Index	0.89%	-1.09%	0.75%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,780,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 779,000
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$6,780
Number of Portfolio Holdings	168
Portfolio Turnover Rate	185%
Total Investment Advisory Fees (in thousands)	$779

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	4.8%
Asset-Backed/Commercial Mortgage-Backed Securities	0.5%
Conventional Mortgage-Backed Securities	6.3%
Nonconventional Mortgage-Backed Securities	3.9%
U.S. Government Securities	82.8%
Other Assets and Liabilities—NetFootnote Reference	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007100
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 5–10 Year Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was driven largely by its duration positioning throughout the 12-month period. Allocations to Treasury Inflation-Protected Securities, mortgage-backed securities, agency debt, and commercial mortgage-backed securities also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. 5-10 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$49,489	$49,296	$49,581
2015	$49,492	$49,169	$49,263
2015	$49,838	$49,638	$49,533
2016	$50,635	$50,689	$49,920
2016	$51,108	$51,253	$50,930
2016	$52,081	$52,582	$52,186
2016	$51,484	$51,672	$51,698
2017	$50,258	$49,976	$50,645
2017	$50,892	$50,808	$51,352
2017	$51,176	$51,138	$51,918
2017	$51,094	$51,064	$52,164
2018	$50,151	$50,014	$51,734
2018	$49,831	$49,639	$51,188
2018	$50,098	$49,915	$51,502
2018	$50,051	$49,788	$51,093
2019	$51,807	$51,914	$52,898
2019	$52,576	$52,707	$53,896
2019	$54,129	$54,592	$55,664
2019	$55,187	$55,970	$56,974
2020	$55,998	$56,893	$58,000
2020	$58,771	$60,524	$59,740
2020	$59,498	$61,163	$61,298
2020	$59,124	$60,362	$60,499
2021	$59,135	$60,013	$60,738
2021	$58,217	$58,268	$59,580
2021	$59,141	$59,803	$60,868
2021	$57,996	$58,379	$60,209
2022	$57,129	$57,487	$58,935
2022	$53,885	$53,382	$54,509
2022	$54,884	$54,622	$55,319
2022	$51,141	$50,172	$50,767
2023	$53,325	$52,675	$54,009
2023	$53,906	$53,341	$54,276
2023	$52,614	$51,843	$53,456
2023	$51,069	$49,664	$50,948
2024	$54,339	$53,384	$55,142
2024	$52,727	$51,362	$53,479
2024	$55,393	$54,271	$56,183
2024	$55,325	$54,008	$56,321
2025	$55,325	$53,862	$56,282

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	1.82%	-0.24%	1.02%
Bloomberg U.S. 5-10 Year Treasury Bond Index	0.89%	-1.09%	0.75%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,780,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 779,000
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$6,780
Number of Portfolio Holdings	168
Portfolio Turnover Rate	185%
Total Investment Advisory Fees (in thousands)	$779

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	4.8%
Asset-Backed/Commercial Mortgage-Backed Securities	0.5%
Conventional Mortgage-Backed Securities	6.3%
Nonconventional Mortgage-Backed Securities	3.9%
U.S. Government Securities	82.8%
Other Assets and Liabilities—NetFootnote Reference	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007101
Shareholder Report [Line Items]
Fund Name	Long-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VWESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund held up better than its benchmark, the Bloomberg U.S. Long Credit A or Better Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, longer-term yields finished the period higher amid increased expectations for inflation down the road.

  The Fund fared better than its benchmark largely because of security selection within industrials and financials. Sector allocations also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Long Credit A or Better Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,511	$9,529	$9,916
2015	$9,227	$9,222	$9,853
2015	$9,319	$9,306	$9,907
2016	$9,367	$9,382	$9,984
2016	$10,050	$10,036	$10,186
2016	$10,755	$10,752	$10,437
2016	$10,388	$10,376	$10,340
2017	$9,996	$9,986	$10,129
2017	$10,240	$10,255	$10,270
2017	$10,669	$10,648	$10,384
2017	$10,867	$10,868	$10,433
2018	$10,924	$10,920	$10,347
2018	$10,445	$10,461	$10,238
2018	$10,557	$10,532	$10,300
2018	$10,160	$10,127	$10,219
2019	$10,766	$10,737	$10,580
2019	$11,207	$11,164	$10,779
2019	$12,077	$12,037	$11,133
2019	$12,682	$12,637	$11,395
2020	$13,275	$13,174	$11,600
2020	$13,563	$13,387	$11,948
2020	$14,794	$14,568	$12,260
2020	$13,920	$13,793	$12,100
2021	$14,143	$14,020	$12,148
2021	$13,471	$13,332	$11,916
2021	$14,384	$14,235	$12,174
2021	$14,238	$14,099	$12,042
2022	$13,487	$13,336	$11,787
2022	$11,499	$11,341	$10,902
2022	$11,680	$11,518	$11,064
2022	$9,863	$9,726	$10,153
2023	$11,322	$11,183	$10,802
2023	$11,285	$11,147	$10,855
2023	$11,041	$10,916	$10,691
2023	$9,787	$9,684	$10,190
2024	$11,459	$11,334	$11,028
2024	$10,791	$10,663	$10,696
2024	$11,524	$11,372	$11,237
2024	$11,542	$11,397	$11,264
2025	$11,295	$11,157	$11,256

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	-1.43%	-3.18%	1.23%
Bloomberg U.S. Long Credit A or Better Bond Index	-1.57%	-3.27%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 14,639,000,000
Holdings Count | Holding	1,461
Advisory Fees Paid, Amount	$ 2,653,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$14,639
Number of Portfolio Holdings	1,461
Portfolio Turnover Rate	42%
Total Investment Advisory Fees (in thousands)	$2,653

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	4.8%
Consumer Discretionary	4.0%
Consumer Staples	5.3%
Energy	6.1%
Financials	16.8%
Health Care	12.2%
Industrials	5.3%
Materials	1.0%
Real Estate	0.5%
Technology	7.5%
Utilities	13.8%
Other	17.3%
Other Assets and Liabilities—NetFootnote Reference	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007102
Shareholder Report [Line Items]
Fund Name	Long-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VWETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund held up better than its benchmark, the Bloomberg U.S. Long Credit A or Better Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, longer-term yields finished the period higher amid increased expectations for inflation down the road.

  The Fund fared better than its benchmark largely because of security selection within industrials and financials. Sector allocations also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. Long Credit A or Better Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$47,567	$47,644	$49,581
2015	$46,157	$46,108	$49,263
2015	$46,632	$46,528	$49,533
2016	$46,883	$46,912	$49,920
2016	$50,312	$50,179	$50,930
2016	$53,856	$53,758	$52,186
2016	$52,031	$51,882	$51,698
2017	$50,081	$49,932	$50,645
2017	$51,313	$51,273	$51,352
2017	$53,476	$53,239	$51,918
2017	$54,487	$54,339	$52,164
2018	$54,784	$54,601	$51,734
2018	$52,395	$52,305	$51,188
2018	$52,967	$52,660	$51,502
2018	$50,990	$50,636	$51,093
2019	$54,044	$53,684	$52,898
2019	$56,273	$55,822	$53,896
2019	$60,657	$60,187	$55,664
2019	$63,707	$63,185	$56,974
2020	$66,705	$65,869	$58,000
2020	$68,168	$66,936	$59,740
2020	$74,373	$72,839	$61,298
2020	$69,999	$68,963	$60,499
2021	$71,136	$70,098	$60,738
2021	$67,776	$66,660	$59,580
2021	$72,385	$71,174	$60,868
2021	$71,667	$70,493	$60,209
2022	$67,904	$66,678	$58,935
2022	$57,912	$56,707	$54,509
2022	$58,838	$57,589	$55,319
2022	$49,698	$48,632	$50,767
2023	$57,060	$55,917	$54,009
2023	$56,891	$55,736	$54,276
2023	$55,676	$54,582	$53,456
2023	$49,361	$48,418	$50,948
2024	$57,810	$56,672	$55,142
2024	$54,455	$53,314	$53,479
2024	$58,166	$56,860	$56,183
2024	$58,273	$56,984	$56,321
2025	$57,040	$55,783	$56,282

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	-1.33%	-3.08%	1.33%
Bloomberg U.S. Long Credit A or Better Bond Index	-1.57%	-3.27%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 14,639,000,000
Holdings Count | Holding	1,461
Advisory Fees Paid, Amount	$ 2,653,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$14,639
Number of Portfolio Holdings	1,461
Portfolio Turnover Rate	42%
Total Investment Advisory Fees (in thousands)	$2,653

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	4.8%
Consumer Discretionary	4.0%
Consumer Staples	5.3%
Energy	6.1%
Financials	16.8%
Health Care	12.2%
Industrials	5.3%
Materials	1.0%
Real Estate	0.5%
Technology	7.5%
Utilities	13.8%
Other	17.3%
Other Assets and Liabilities—NetFootnote Reference	5.4%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007103
Shareholder Report [Line Items]
Fund Name	Long-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VUSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund held up better than its benchmark, the Bloomberg U.S. Long Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s duration positioning helped it fare better than its benchmark. Holdings in mortgage-backed securities and agency debt also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Long Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,248	$9,279	$9,916
2015	$9,077	$9,089	$9,853
2015	$9,141	$9,177	$9,907
2016	$9,509	$9,557	$9,984
2016	$9,725	$9,793	$10,186
2016	$10,645	$10,711	$10,437
2016	$9,959	$10,013	$10,340
2017	$9,204	$9,257	$10,129
2017	$9,440	$9,494	$10,270
2017	$9,607	$9,660	$10,384
2017	$9,694	$9,768	$10,433
2018	$9,591	$9,684	$10,347
2018	$9,376	$9,490	$10,238
2018	$9,484	$9,565	$10,300
2018	$9,070	$9,140	$10,219
2019	$9,788	$9,889	$10,580
2019	$9,998	$10,097	$10,779
2019	$10,794	$10,919	$11,133
2019	$11,505	$11,664	$11,395
2020	$11,927	$12,052	$11,600
2020	$13,676	$13,913	$11,948
2020	$14,064	$14,249	$12,260
2020	$13,075	$13,275	$12,100
2021	$12,691	$12,797	$12,148
2021	$11,673	$11,750	$11,916
2021	$12,587	$12,670	$12,174
2021	$12,440	$12,510	$12,042
2022	$12,067	$12,136	$11,787
2022	$10,246	$10,313	$10,902
2022	$10,153	$10,235	$11,064
2022	$8,436	$8,509	$10,153
2023	$9,439	$9,530	$10,802
2023	$9,460	$9,558	$10,855
2023	$8,985	$9,088	$10,691
2023	$7,695	$7,786	$10,190
2024	$8,912	$9,027	$11,028
2024	$8,290	$8,386	$10,696
2024	$8,978	$9,081	$11,237
2024	$8,860	$8,961	$11,264
2025	$8,571	$8,674	$11,256

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	-3.82%	-6.39%	-1.53%
Bloomberg U.S. Long Treasury Bond Index	-3.91%	-6.36%	-1.41%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 2,841,000,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 368,000
InvestmentCompanyPortfolioTurnover	334.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$2,841
Number of Portfolio Holdings	137
Portfolio Turnover Rate	334%
Total Investment Advisory Fees (in thousands)	$368

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	6.2%
Conventional Mortgage-Backed Securities	1.7%
Nonconventional Mortgage-Backed Securities	2.1%
U.S. Government Securities	88.5%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007104
Shareholder Report [Line Items]
Fund Name	Long-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VUSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund held up better than its benchmark, the Bloomberg U.S. Long Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s duration positioning helped it fare better than its benchmark. Holdings in mortgage-backed securities and agency debt also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. Long Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$46,250	$46,393	$49,581
2015	$45,409	$45,444	$49,263
2015	$45,738	$45,883	$49,533
2016	$47,593	$47,785	$49,920
2016	$48,684	$48,963	$50,930
2016	$53,302	$53,555	$52,186
2016	$49,883	$50,064	$51,698
2017	$46,110	$46,284	$50,645
2017	$47,265	$47,468	$51,352
2017	$48,153	$48,299	$51,918
2017	$48,603	$48,842	$52,164
2018	$48,100	$48,421	$51,734
2018	$47,033	$47,448	$51,188
2018	$47,587	$47,823	$51,502
2018	$45,522	$45,702	$51,093
2019	$49,137	$49,445	$52,898
2019	$50,199	$50,487	$53,896
2019	$54,210	$54,596	$55,664
2019	$57,797	$58,318	$56,974
2020	$59,930	$60,258	$58,000
2020	$68,738	$69,567	$59,740
2020	$70,706	$71,245	$61,298
2020	$65,751	$66,376	$60,499
2021	$63,834	$63,987	$60,738
2021	$58,730	$58,748	$59,580
2021	$63,342	$63,352	$60,868
2021	$62,621	$62,550	$60,209
2022	$60,757	$60,678	$58,935
2022	$51,601	$51,566	$54,509
2022	$51,144	$51,174	$55,319
2022	$42,509	$42,546	$50,767
2023	$47,574	$47,650	$54,009
2023	$47,692	$47,789	$54,276
2023	$45,307	$45,439	$53,456
2023	$38,811	$38,929	$50,948
2024	$44,960	$45,135	$55,142
2024	$41,832	$41,928	$53,479
2024	$45,319	$45,405	$56,183
2024	$44,731	$44,806	$56,321
2025	$43,285	$43,372	$56,282

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	-3.72%	-6.30%	-1.43%
Bloomberg U.S. Long Treasury Bond Index	-3.91%	-6.36%	-1.41%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 2,841,000,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 368,000
InvestmentCompanyPortfolioTurnover	334.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$2,841
Number of Portfolio Holdings	137
Portfolio Turnover Rate	334%
Total Investment Advisory Fees (in thousands)	$368

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	6.2%
Conventional Mortgage-Backed Securities	1.7%
Nonconventional Mortgage-Backed Securities	2.1%
U.S. Government Securities	88.5%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007105
Shareholder Report [Line Items]
Fund Name	Short-Term Federal Fund
Class Name	Investor Shares
Trading Symbol	VSGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Government Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  Fed rate cuts drove down yields of very short-term U.S. Treasuries, while yields of longer-term Treasuries finished the period higher on expectations for inflation down the road. The bellwether 10-year note added 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was aided by a structurally shorter duration than its benchmark. Positions in agencies, mortgage-backed securities, and commercial mortgage-backed securities also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. 1-5 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$10,007	$9,995	$9,916
2015	$10,019	$10,013	$9,853
2015	$10,042	$10,042	$9,907
2016	$10,093	$10,105	$9,984
2016	$10,138	$10,151	$10,186
2016	$10,204	$10,229	$10,437
2016	$10,204	$10,195	$10,340
2017	$10,143	$10,118	$10,129
2017	$10,182	$10,172	$10,270
2017	$10,224	$10,208	$10,384
2017	$10,219	$10,200	$10,433
2018	$10,141	$10,110	$10,347
2018	$10,135	$10,094	$10,238
2018	$10,166	$10,133	$10,300
2018	$10,198	$10,160	$10,219
2019	$10,363	$10,358	$10,580
2019	$10,475	$10,467	$10,779
2019	$10,616	$10,625	$11,133
2019	$10,731	$10,759	$11,395
2020	$10,826	$10,858	$11,600
2020	$11,031	$11,186	$11,948
2020	$11,136	$11,230	$12,260
2020	$11,162	$11,212	$12,100
2021	$11,227	$11,226	$12,148
2021	$11,217	$11,183	$11,916
2021	$11,241	$11,219	$12,174
2021	$11,168	$11,122	$12,042
2022	$11,061	$10,991	$11,787
2022	$10,728	$10,632	$10,902
2022	$10,794	$10,715	$11,064
2022	$10,464	$10,372	$10,153
2023	$10,687	$10,605	$10,802
2023	$10,728	$10,730	$10,855
2023	$10,658	$10,622	$10,691
2023	$10,647	$10,621	$10,190
2024	$11,011	$10,984	$11,028
2024	$10,934	$10,854	$10,696
2024	$11,252	$11,195	$11,237
2024	$11,359	$11,281	$11,264
2025	$11,469	$11,369	$11,256

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	4.16%	1.16%	1.38%
Bloomberg U.S. 1-5 Year Government Bond Index	3.51%	0.93%	1.29%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 4,366,000,000
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 549,000
InvestmentCompanyPortfolioTurnover	403.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$4,366
Number of Portfolio Holdings	463
Portfolio Turnover Rate	403%
Total Investment Advisory Fees (in thousands)	$549

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	35.7%
Asset-Backed/Commercial Mortgage-Backed Securities	12.8%
Conventional Mortgage-Backed Securities	38.4%
Nonconventional Mortgage-Backed Securities	3.7%
U.S. Government Securities	12.7%
Other Assets and Liabilities—NetFootnote Reference	(3.3%)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007106
Shareholder Report [Line Items]
Fund Name	Short-Term Federal Fund
Class Name	Admiral™ Shares
Trading Symbol	VSGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Government Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  Fed rate cuts drove down yields of very short-term U.S. Treasuries, while yields of longer-term Treasuries finished the period higher on expectations for inflation down the road. The bellwether 10-year note added 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was aided by a structurally shorter duration than its benchmark. Positions in agencies, mortgage-backed securities, and commercial mortgage-backed securities also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. 1-5 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$50,048	$49,974	$49,581
2015	$50,122	$50,064	$49,263
2015	$50,249	$50,210	$49,533
2016	$50,517	$50,524	$49,920
2016	$50,750	$50,756	$50,930
2016	$51,097	$51,145	$52,186
2016	$51,107	$50,973	$51,698
2017	$50,814	$50,591	$50,645
2017	$51,024	$50,859	$51,352
2017	$51,245	$51,042	$51,918
2017	$51,235	$50,998	$52,164
2018	$50,854	$50,552	$51,734
2018	$50,837	$50,468	$51,188
2018	$51,005	$50,663	$51,502
2018	$51,183	$50,802	$51,093
2019	$52,024	$51,788	$52,898
2019	$52,594	$52,335	$53,896
2019	$53,319	$53,124	$55,664
2019	$53,911	$53,794	$56,974
2020	$54,398	$54,288	$58,000
2020	$55,442	$55,931	$59,740
2020	$55,984	$56,150	$61,298
2020	$56,129	$56,062	$60,499
2021	$56,473	$56,128	$60,738
2021	$56,436	$55,914	$59,580
2021	$56,570	$56,097	$60,868
2021	$56,219	$55,608	$60,209
2022	$55,693	$54,954	$58,935
2022	$54,030	$53,158	$54,509
2022	$54,372	$53,574	$55,319
2022	$52,727	$51,858	$50,767
2023	$53,861	$53,025	$54,009
2023	$54,082	$53,650	$54,276
2023	$53,742	$53,109	$53,456
2023	$53,699	$53,106	$50,948
2024	$55,550	$54,919	$55,142
2024	$55,175	$54,268	$53,479
2024	$56,794	$55,975	$56,183
2024	$57,352	$56,405	$56,321
2025	$57,918	$56,846	$56,282

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	4.26%	1.26%	1.48%
Bloomberg U.S. 1-5 Year Government Bond Index	3.51%	0.93%	1.29%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 4,366,000,000
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 549,000
InvestmentCompanyPortfolioTurnover	403.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$4,366
Number of Portfolio Holdings	463
Portfolio Turnover Rate	403%
Total Investment Advisory Fees (in thousands)	$549

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	35.7%
Asset-Backed/Commercial Mortgage-Backed Securities	12.8%
Conventional Mortgage-Backed Securities	38.4%
Nonconventional Mortgage-Backed Securities	3.7%
U.S. Government Securities	12.7%
Other Assets and Liabilities—NetFootnote Reference	(3.3%)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007107
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VFSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1-5 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by its overweight allocation to credit risk as credit spreads tightened over the 12-month period. Security selection within industrial corporate bonds and allocations to asset-backed securities and commercial mortgage-backed securities also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$10,045	$10,035	$9,916
2015	$10,027	$10,026	$9,853
2015	$10,061	$10,056	$9,907
2016	$10,077	$10,062	$9,984
2016	$10,242	$10,229	$10,186
2016	$10,373	$10,351	$10,437
2016	$10,379	$10,352	$10,340
2017	$10,330	$10,305	$10,129
2017	$10,416	$10,408	$10,270
2017	$10,489	$10,500	$10,384
2017	$10,517	$10,528	$10,433
2018	$10,464	$10,460	$10,347
2018	$10,419	$10,419	$10,238
2018	$10,478	$10,482	$10,300
2018	$10,511	$10,517	$10,219
2019	$10,680	$10,729	$10,580
2019	$10,859	$10,912	$10,779
2019	$11,043	$11,107	$11,133
2019	$11,170	$11,278	$11,395
2020	$11,299	$11,422	$11,600
2020	$11,295	$11,453	$11,948
2020	$11,647	$11,786	$12,260
2020	$11,675	$11,813	$12,100
2021	$11,783	$11,905	$12,148
2021	$11,767	$11,888	$11,916
2021	$11,844	$11,957	$12,174
2021	$11,750	$11,863	$12,042
2022	$11,588	$11,706	$11,787
2022	$11,131	$11,262	$10,902
2022	$11,227	$11,364	$11,064
2022	$10,821	$10,957	$10,153
2023	$11,219	$11,351	$10,802
2023	$11,317	$11,452	$10,855
2023	$11,306	$11,438	$10,691
2023	$11,255	$11,390	$10,190
2024	$11,757	$11,893	$11,028
2024	$11,697	$11,830	$10,696
2024	$12,088	$12,209	$11,237
2024	$12,228	$12,353	$11,264
2025	$12,359	$12,480	$11,256

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	5.12%	1.81%	2.14%
Bloomberg U.S. 1-5 Year Credit Bond Index	4.93%	1.79%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 54,926,000,000
Holdings Count | Holding	2,127
Advisory Fees Paid, Amount	$ 6,440,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$54,926
Number of Portfolio Holdings	2,127
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$6,440

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.1%
Consumer Discretionary	5.0%
Consumer Staples	4.5%
Energy	6.4%
Financials	30.3%
Health Care	7.6%
Industrials	5.4%
Materials	2.0%
Real Estate	4.0%
Technology	5.1%
Utilities	5.7%
Other	17.5%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007108
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VFSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1-5 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by its overweight allocation to credit risk as credit spreads tightened over the 12-month period. Security selection within industrial corporate bonds and allocations to asset-backed securities and commercial mortgage-backed securities also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$50,235	$50,174	$49,581
2015	$50,161	$50,131	$49,263
2015	$50,341	$50,281	$49,533
2016	$50,433	$50,310	$49,920
2016	$51,272	$51,143	$50,930
2016	$51,941	$51,755	$52,186
2016	$51,983	$51,761	$51,698
2017	$51,754	$51,527	$50,645
2017	$52,194	$52,039	$51,352
2017	$52,577	$52,498	$51,918
2017	$52,728	$52,640	$52,164
2018	$52,475	$52,301	$51,734
2018	$52,264	$52,094	$51,188
2018	$52,575	$52,412	$51,502
2018	$52,754	$52,586	$51,093
2019	$53,613	$53,644	$52,898
2019	$54,525	$54,562	$53,896
2019	$55,460	$55,535	$55,664
2019	$56,113	$56,391	$56,974
2020	$56,775	$57,109	$58,000
2020	$56,769	$57,265	$59,740
2020	$58,555	$58,928	$61,298
2020	$58,710	$59,064	$60,499
2021	$59,270	$59,526	$60,738
2021	$59,204	$59,442	$59,580
2021	$59,603	$59,783	$60,868
2021	$59,148	$59,317	$60,209
2022	$58,344	$58,531	$58,935
2022	$56,057	$56,308	$54,509
2022	$56,555	$56,820	$55,319
2022	$54,525	$54,783	$50,767
2023	$56,543	$56,756	$54,009
2023	$57,053	$57,262	$54,276
2023	$57,008	$57,190	$53,456
2023	$56,768	$56,952	$50,948
2024	$59,313	$59,467	$55,142
2024	$59,025	$59,148	$53,479
2024	$61,015	$61,044	$56,183
2024	$61,735	$61,763	$56,321
2025	$62,415	$62,401	$56,282

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	5.23%	1.91%	2.24%
Bloomberg U.S. 1-5 Year Credit Bond Index	4.93%	1.79%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 54,926,000,000
Holdings Count | Holding	2,127
Advisory Fees Paid, Amount	$ 6,440,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$54,926
Number of Portfolio Holdings	2,127
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$6,440

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.1%
Consumer Discretionary	5.0%
Consumer Staples	4.5%
Energy	6.4%
Financials	30.3%
Health Care	7.6%
Industrials	5.4%
Materials	2.0%
Real Estate	4.0%
Technology	5.1%
Utilities	5.7%
Other	17.5%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007109
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Institutional Shares
Trading Symbol	VFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1-5 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by its overweight allocation to credit risk as credit spreads tightened over the 12-month period. Security selection within industrial corporate bonds and allocations to asset-backed securities and commercial mortgage-backed securities also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,023,894	$5,017,360	$4,958,133
2015	$5,016,797	$5,013,073	$4,926,268
2015	$5,035,206	$5,028,123	$4,953,291
2016	$5,044,856	$5,030,987	$4,992,004
2016	$5,129,097	$5,114,304	$5,093,017
2016	$5,196,449	$5,175,497	$5,218,643
2016	$5,200,783	$5,176,065	$5,169,774
2017	$5,178,481	$5,152,683	$5,064,526
2017	$5,222,932	$5,203,857	$5,135,217
2017	$5,261,656	$5,249,815	$5,191,780
2017	$5,277,179	$5,264,043	$5,216,420
2018	$5,252,206	$5,230,078	$5,173,359
2018	$5,231,452	$5,209,386	$5,118,825
2018	$5,263,017	$5,241,189	$5,150,241
2018	$5,281,311	$5,258,626	$5,109,304
2019	$5,367,726	$5,364,426	$5,289,814
2019	$5,459,433	$5,456,180	$5,389,644
2019	$5,553,513	$5,553,460	$5,566,421
2019	$5,619,327	$5,639,061	$5,697,351
2020	$5,686,050	$5,710,948	$5,799,992
2020	$5,685,847	$5,726,451	$5,973,977
2020	$5,865,150	$5,892,809	$6,129,811
2020	$5,881,119	$5,906,350	$6,049,864
2021	$5,937,635	$5,952,634	$6,073,782
2021	$5,931,447	$5,944,155	$5,958,027
2021	$5,971,877	$5,978,278	$6,086,795
2021	$5,926,742	$5,931,708	$6,020,946
2022	$5,846,604	$5,853,065	$5,893,541
2022	$5,617,896	$5,630,805	$5,450,875
2022	$5,668,203	$5,681,955	$5,531,901
2022	$5,465,185	$5,478,316	$5,076,711
2023	$5,667,883	$5,675,638	$5,400,861
2023	$5,719,440	$5,726,246	$5,427,565
2023	$5,715,341	$5,719,017	$5,345,590
2023	$5,691,715	$5,695,211	$5,094,782
2024	$5,947,280	$5,946,674	$5,514,176
2024	$5,918,887	$5,914,781	$5,347,889
2024	$6,118,832	$6,104,413	$5,618,272
2024	$6,191,543	$6,176,256	$5,632,091
2025	$6,260,142	$6,240,123	$5,628,192

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	5.26%	1.94%	2.27%
Bloomberg U.S. 1-5 Year Credit Bond Index	4.93%	1.79%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 54,926,000,000
Holdings Count | Holding	2,127
Advisory Fees Paid, Amount	$ 6,440,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$54,926
Number of Portfolio Holdings	2,127
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$6,440

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.1%
Consumer Discretionary	5.0%
Consumer Staples	4.5%
Energy	6.4%
Financials	30.3%
Health Care	7.6%
Industrials	5.4%
Materials	2.0%
Real Estate	4.0%
Technology	5.1%
Utilities	5.7%
Other	17.5%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151976
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Bond Fund
Class Name	Investor Shares
Trading Symbol	VUBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher on expectations for inflation down the road.

  The Fund’s outperformance was mainly driven by the higher yields the Fund earned from holding investment-grade corporate bonds and asset-backed securities. The narrowing in credit spreads that occurred during the period also helped.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
2/24/15	$10,000	$10,000	$10,000
4/30/15	$10,007	$10,008	$10,008
7/31/15	$10,010	$10,018	$9,944
10/31/15	$10,034	$10,029	$9,998
1/31/16	$10,044	$10,048	$10,076
4/30/16	$10,076	$10,064	$10,280
7/31/16	$10,115	$10,093	$10,534
10/31/16	$10,138	$10,104	$10,435
1/31/17	$10,157	$10,120	$10,223
4/30/17	$10,185	$10,125	$10,365
7/31/17	$10,226	$10,148	$10,480
10/31/17	$10,260	$10,168	$10,529
1/31/18	$10,276	$10,184	$10,442
4/30/18	$10,303	$10,214	$10,332
7/31/18	$10,358	$10,264	$10,396
10/31/18	$10,418	$10,314	$10,313
1/31/19	$10,516	$10,398	$10,678
4/30/19	$10,608	$10,479	$10,879
7/31/19	$10,700	$10,565	$11,236
10/31/19	$10,788	$10,655	$11,500
1/31/20	$10,854	$10,701	$11,707
4/30/20	$10,849	$10,851	$12,059
7/31/20	$10,989	$10,860	$12,373
10/31/20	$11,017	$10,865	$12,212
1/31/21	$11,050	$10,874	$12,260
4/30/21	$11,059	$10,881	$12,026
7/31/21	$11,072	$10,883	$12,286
10/31/21	$11,060	$10,882	$12,153
1/31/22	$11,007	$10,843	$11,896
4/30/22	$10,911	$10,797	$11,003
7/31/22	$10,938	$10,797	$11,166
10/31/22	$10,897	$10,772	$10,247
1/31/23	$11,060	$10,911	$10,902
4/30/23	$11,177	$11,027	$10,956
7/31/23	$11,279	$11,109	$10,790
10/31/23	$11,396	$11,251	$10,284
1/31/24	$11,642	$11,465	$11,130
4/30/24	$11,745	$11,542	$10,795
7/31/24	$11,955	$11,729	$11,341
10/31/24	$12,128	$11,896	$11,368
1/31/25	$12,289	$12,039	$11,361

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/24/15
Investor Shares	5.56%	2.52%	2.10%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.00%	2.39%	1.89%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.29%

Performance Inception Date	Feb. 24, 2015
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 13,593,000,000
Holdings Count | Holding	749
Advisory Fees Paid, Amount	$ 1,503,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$13,593
Number of Portfolio Holdings	749
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$1,503

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	25.6%
Corporate Bonds	63.9%
Sovereign Bonds	1.9%
U.S. Government and Agency Obligations	3.1%
Other Assets and Liabilities—NetFootnote Reference	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151975
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VUSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher on expectations for inflation down the road.

  The Fund’s outperformance was mainly driven by the higher yields the Fund earned from holding investment-grade corporate bonds and asset-backed securities. The narrowing in credit spreads that occurred during the period also helped.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
2/24/15	$50,000	$50,000	$50,000
4/30/15	$50,040	$50,041	$50,040
7/31/15	$50,090	$50,089	$49,718
10/31/15	$50,173	$50,144	$49,991
1/31/16	$50,253	$50,239	$50,382
4/30/16	$50,450	$50,320	$51,401
7/31/16	$50,657	$50,467	$52,669
10/31/16	$50,788	$50,519	$52,176
1/31/17	$50,867	$50,598	$51,114
4/30/17	$51,040	$50,626	$51,827
7/31/17	$51,263	$50,741	$52,398
10/31/17	$51,445	$50,841	$52,647
1/31/18	$51,508	$50,919	$52,212
4/30/18	$51,654	$51,070	$51,662
7/31/18	$51,971	$51,319	$51,979
10/31/18	$52,285	$51,569	$51,566
1/31/19	$52,765	$51,992	$53,388
4/30/19	$53,264	$52,396	$54,395
7/31/19	$53,739	$52,823	$56,179
10/31/19	$54,167	$53,275	$57,501
1/31/20	$54,510	$53,503	$58,537
4/30/20	$54,504	$54,255	$60,292
7/31/20	$55,218	$54,300	$61,865
10/31/20	$55,372	$54,324	$61,058
1/31/21	$55,524	$54,372	$61,300
4/30/21	$55,609	$54,405	$60,132
7/31/21	$55,687	$54,415	$61,431
10/31/21	$55,643	$54,408	$60,767
1/31/22	$55,414	$54,213	$59,481
4/30/22	$54,919	$53,983	$55,013
7/31/22	$55,095	$53,986	$55,831
10/31/22	$54,876	$53,858	$51,237
1/31/23	$55,714	$54,555	$54,508
4/30/23	$56,313	$55,136	$54,778
7/31/23	$56,845	$55,544	$53,950
10/31/23	$57,478	$56,257	$51,419
1/31/24	$58,732	$57,327	$55,652
4/30/24	$59,238	$57,712	$53,974
7/31/24	$60,342	$58,647	$56,703
10/31/24	$61,231	$59,478	$56,842
1/31/25	$61,997	$60,195	$56,803

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/24/15
Admiral Shares	5.56%	2.61%	2.19%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.00%	2.39%	1.89%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.29%

Performance Inception Date	Feb. 24, 2015
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 13,593,000,000
Holdings Count | Holding	749
Advisory Fees Paid, Amount	$ 1,503,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$13,593
Number of Portfolio Holdings	749
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$1,503

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	25.6%
Corporate Bonds	63.9%
Sovereign Bonds	1.9%
U.S. Government and Agency Obligations	3.1%
Other Assets and Liabilities—NetFootnote Reference	5.5%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature